Loans Receivable from Third Parties (Details) - Schedule of loans receivable from third parties - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of loans receivable from third parties [Abstract]
Loans receivable from third parties	$ 59,504,874	$ 18,432,691